UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2006

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA   October 31, 2006


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: 18,284,609 (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   246947 5085400.000SH     SOLE              3943370.000       1142030.000
                                                             32050 660000.000SH      OTHER                                660000.000
American Express Co            COM              025816109   550401 9814571.000SH     SOLE              7679016.000       2135555.000
                                                             74923 1336000.000SH     OTHER                               1336000.000
American Int'l Group           COM              026874107   512010 7727277.000SH     SOLE              6036712.000       1690565.000
                                                             66260 1000000.000SH     OTHER                               1000000.000
Amgen                          COM              031162100   280289 3918494.000SH     SOLE              2903385.000       1015109.000
                                                             35050 490000.000SH      OTHER                                490000.000
Apple Computer Inc Com         COM              037833100   508770 6609122.000SH     SOLE              5158982.000       1450140.000
                                                             68897 895000.000SH      OTHER                                895000.000
Baker Hughes Inc               COM              057224107   483107 7083677.000SH     SOLE              5566900.000       1516777.000
                                                             65472 960000.000SH      OTHER                                960000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      575    6.000 SH       SOLE                    6.000
Caremark RX, Inc               COM              141705103   521750 9206802.000SH     SOLE              7204557.000       2002245.000
                                                             68004 1200000.000SH     OTHER                               1200000.000
Caterpillar Inc                COM              149123101   329244 5003712.000SH     SOLE              3907822.000       1095890.000
                                                             45731 695000.000SH      OTHER                                695000.000
Cisco Sys Inc Com              COM              17275R102     6403 278615.000SH      SOLE                 4000.000        274615.000
Coca-Cola Co                   COM              191216100      865 19360.000SH       SOLE                14150.000          5210.000
Colgate-Palmolive Co           COM              194162103   540165 8698311.000SH     SOLE              6819968.000       1878343.000
                                                             73899 1190000.000SH     OTHER                               1190000.000
ConocoPhillips                 COM              20825C104      506 8500.000 SH       SOLE                 8500.000
Costco Wholesale Corp-New      COM              22160K105   432662 8708973.000SH     SOLE              6816219.000       1892754.000
                                                             59616 1200000.000SH     OTHER                               1200000.000
Disney, Walt Co                COM              254687106      417 13496.000SH       SOLE                13496.000
Electronic Arts, Inc.          COM              285512109      341 6100.000 SH       SOLE                 6100.000
Emerson Elec Co Com            COM              291011104   166711 1987972.000SH     SOLE              1551117.000        436855.000
                                                             14323 170800.000SH      OTHER                                170800.000
Exxon Mobil Corp               COM              30231G102     1161 17309.000SH       SOLE                17309.000
Genentech, Inc.                COM              368710406   619964 7496540.000SH     SOLE              5924719.000       1571821.000
                                                             92211 1115000.000SH     OTHER                               1115000.000
General Electric Co            COM              369604103   641015 18159041.000SH    SOLE             14215833.000       3943208.000
                                                             88250 2500000.000SH     OTHER                               2500000.000
Google Inc Cl A                COM              38259P508   573528 1427041.000SH     SOLE              1116441.000        310600.000
                                                             80380 200000.000SH      OTHER                                200000.000
Halliburton Co Com             COM              406216101   611912 21508331.000SH    SOLE             16847360.000       4660971.000
                                                             91040 3200000.000SH     OTHER                               3200000.000
Hewlett Packard Co Com         COM              428236103   647634 17651522.000SH    SOLE             13818297.000       3833225.000
                                                             89891 2450000.000SH     OTHER                               2450000.000
Intel Corp                     COM              458140100      465 22600.000SH       SOLE                22600.000
International Business Machine COM              459200101      562 6864.000 SH       SOLE                 6864.000
Johnson & Johnson              COM              478160104     1480 22794.000SH       SOLE                22794.000
Kohls Corp Com                 COM              500255104   232594 3582789.000SH     SOLE              2804880.000        777909.000
                                                             33109 510000.000SH      OTHER                                510000.000
Lauder Estee Cos Inc Cl A      COM              518439104   229625 5693645.000SH     SOLE              4454873.000       1238772.000
                                                             32264 800000.000SH      OTHER                                800000.000
Eli Lilly & Co                 COM              532457108   539368 9462598.000SH     SOLE              7380153.000       2082445.000
                                                             75525 1325000.000SH     OTHER                               1325000.000
McDonald's Corp                COM              580135101   368033 9407815.000SH     SOLE              7369483.000       2038332.000
                                                             56137 1435000.000SH     OTHER                               1435000.000
Mcgraw Hill Cos Inc Com        COM              580645109   171274 2951472.000SH     SOLE              2315402.000        636070.000
                                                             18570 320000.000SH      OTHER                                320000.000
Medtronic Inc                  COM              585055106     1528 32895.000SH       SOLE                19095.000         13800.000
Merrill Lynch & Co Inc Com     COM              590188108   504643 6451582.000SH     SOLE              5024287.000       1427295.000
                                                             56318 720000.000SH      OTHER                                720000.000
Microsoft Corp                 COM              594918104     3252 118900.000SH      SOLE                43900.000         75000.000
Nokia Corp Sponsored ADR       COM              654902204      315 16000.000SH       SOLE                16000.000
Occidental Pete Cp Del Com     COM              674599105   333520 6932450.000SH     SOLE              5426160.000       1506290.000
                                                             57732 1200000.000SH     OTHER                               1200000.000
Omnicom Group                  COM              681919106      496 5300.000 SH       SOLE                 5300.000
Paychex Inc.                   COM              704326107   568630 15430934.000SH    SOLE             12072892.000       3358042.000
                                                             78491 2130000.000SH     OTHER                               2130000.000
Pepsico Inc                    COM              713448108   831349 12739027.000SH    SOLE              9964365.000       2774662.000
                                                            113879 1745000.000SH     OTHER                               1745000.000
Procter & Gamble Co            COM              742718109   810552 13077648.000SH    SOLE             10233531.000       2844117.000
                                                            112184 1810000.000SH     OTHER                               1810000.000
Qualcomm Inc Com               COM              747525103   460750 12675393.000SH    SOLE              9884000.000       2791393.000
                                                             63249 1740000.000SH     OTHER                               1740000.000
Research In Motion             COM              760975102   649182 6324224.000SH     SOLE              5173214.000       1151010.000
                                                             94438 920000.000SH      OTHER                                920000.000
Royal Dutch Shell PLC Spons AD COM              780259206      265 4008.000 SH       SOLE                 4008.000
Schlumberger                   COM              806857108   741376 11951883.000SH    SOLE              9393576.000       2558307.000
                                                            111654 1800000.000SH     OTHER                               1800000.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Starbucks Corp Com             COM              855244109   564359 16574405.000SH    SOLE             13003405.000       3571000.000
                                                             75591 2220000.000SH     OTHER                               2220000.000
State Str Corp Com             COM              857477103      349 5600.000 SH       SOLE                 5600.000
Stryker Corp Com               COM              863667101   575349 11602129.000SH    SOLE              9087272.000       2514857.000
                                                             81328 1640000.000SH     OTHER                               1640000.000
3M Company                     COM              88579Y101   254101 3414422.000SH     SOLE              2664085.000        750337.000
                                                             35350 475000.000SH      OTHER                                475000.000
Walgreen Co Com                COM              931422109   549306 12374565.000SH    SOLE              9669305.000       2705260.000
                                                             73244 1650000.000SH     OTHER                               1650000.000
Wrigley WM JR Co Com           COM              982526105      449 9750.000 SH       SOLE                 5375.000          4375.000